Note 5 - Blanket Zimbabwe Indigenization Transaction - Movement in Advance Dividend Loan (Details) - Reserve of share-based payments [member] - Faciliation Loans [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Balance at January 1,	$ 30,974	$ 30,986
Cancellation of Fremiro loan	(11,458)
Dividends used to repay loans	(793)	(540)
Interest accrued	699	536
Balance at June 30,	$ 19,422	$ 30,982